Unsecured Debt	12 Months Ended
Nov. 30, 2016
Debt Disclosure [Abstract]
Unsecured Debt
Unsecured Debt
Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30, 2016		November 30,
	Interest Rates	Maturities Through	2016	2015
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 5.0%	2027	$941	$1,032
Euro fixed rate	3.8% to 4.5%	2025	233	261
Floating rate	1.6% to 2.1%	2026	793	688
Euro floating rate	0.0% to 0.8%	2027	1,649	1,864
Bank Loans
Euro fixed rate	0.6% to 3.9%	2021	612	160
Floating rate	1.3% to 1.8%	2021	800	800
Euro floating rate	0.4% to 0.8%	2021	319	212
Private Placement Notes
Fixed rate	—%	2016	—	42
Euro fixed rate	7.3%	2018	51	130
Publicly-Traded Notes
Fixed rate	1.9% to 7.2%	2028	1,717	2,219
Euro fixed rate	1.1% to 1.9%	2022	1,857	1,324
Other	5.5% to 7.3%	2030	25	25
Short-Term Borrowings
Euro floating rate commercial paper	(0.1)%	2017	451	—
Euro floating rate bank loans	0.9%	2017	6	30
Total Debt			9,454	8,787
Less short-term borrowings			(457)	(30)
Less current portion of long-term debt			(640)	(1,344)
Total Long-term Debt			$8,357	$7,413

The debt table does not include the impact of our foreign currency and interest rate swaps. The composition of our debt, including the effect of foreign currency swaps and interest rate swaps, was as follows:

	November 30,
	2016	2015
Fixed rate	28%	32%
Euro fixed rate	35%	28%
Floating rate	14%	18%
Euro floating rate	23%	22%

Substantially all of our fixed rate debt can be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11 - “Fair Value Measurements, Derivative Instruments and Hedging Activities”) could become due, and all debt and derivative contracts could be terminated. At November 30, 2016, we were in compliance with all of our debt covenants.
The interest rates on some of our debt, and in the case of our main revolver its commitment fees, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc.

We use the net proceeds from our borrowings for general corporate purposes and purchases of new ships. At November 30, 2016, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2017	2018	2019	2020	2021	Thereafter	Total
Short-term borrowings	$457						$457
Long-term debt	640	$2,071	$1,595	$1,303	$1,082	$2,306	8,997
	$1,097	$2,071	$1,595	$1,303	$1,082	$2,306	$9,454

Subsequent to November 30, 2016, we entered into an approximately $800 million export credit facility, which may be drawn in euro or U.S. dollars in 2021 and will be due in semi-annual installments through 2033. The interest rate on this export credit facility can be fixed or floating, at our discretion.
Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. In addition, all debt issue discounts are amortized to interest expense using the effective interest rate method over the term of the notes.
Committed Ship Financings
We have unsecured euro and U.S. dollar long-term export credit committed ship financings. These commitments, if drawn at the time of ship delivery, are generally repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

Revolving Credit Facilities
At November 30, 2016, we had $2.9 billion of total revolving credit facilities comprised of a $2.6 billion ($1.9 billion, €500 million and £169 million) multi-currency revolving credit facility that expires in 2021 (the "Facility") and a $300 million revolving credit facility that expires in 2020. A total of $2.4 billion of this capacity was available for drawing, which is net of outstanding commercial paper. The Facility currently bears interest at LIBOR/EURIBOR plus a margin of 30 basis points (“bps”). The margin varies based on changes to Carnival Corporation’s and Carnival plc’s long-term senior unsecured credit ratings. We are required to pay a commitment fee of 35% of the margin per annum on any undrawn portion. We will also incur an additional utilization fee of 10 bps, 20 bps or 40 bps if equal to or less than one-third, more than one-third or more than two-thirds of the Facility, respectively, is drawn on the total amount outstanding.